Cover	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	Forge Global Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39794
Entity Tax Identification Number	98-1561111
Entity Address, Address Line One	415 Mission St.
Entity Address, Address Line Two	Suite 5510
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	881-1612
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FRGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001827821
Amendment Flag	false